Restricted Cash (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restricted Cash [Abstract]
Fixed deposits	$ 1,538,462	$ 2,192,015
Letter of guarantee for operation	89,744	384,615
Banking facilities